Trade Receivables - Summary of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2021
Disclosure of credit risk exposure [line items]
Current trade receivables	$ 17,135	$ 16,143	$ 16,625
Trade receivables
Disclosure of credit risk exposure [line items]
Current trade receivables	18,650	17,225
Accumulated impairment losses
Disclosure of credit risk exposure [line items]
Current trade receivables	$ (1,515)	$ (1,082)